NOTE PAYABLE RELATED PARTY (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
NOTE PAYABLE RELATED PARTY
Schedule of notes payable related party
	March 31, 2021	June 30, 2020
Short term portion
Dan Pappalardo	$217,000	$217,000
Estate of Sally Pappalardo	235,000	235,000
	452,000	452,000

Long term portion
Tom Ochocki	2,198,000	1,975,000
	$2,198,000	$1,975,000

	As of June 30,
	2020	2019
Short term portion
Dan Pappalardo	$217,000	$95,000
Estate of Sally Pappalardo	235,000	112,000
	$452,000	$207,000

Long term portion
Dan Pappalardo	$-	$105,000
Estate of Sally Pappalardo	-	123,000
Thomas Ochocki	1,975,000	2,023,000
	$1,975,000	$2,251,000